UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2018

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 84.8%
Ace Securities Corp., 2005-RM1 M4 (1 mo. USD LIBOR + 1.020%)	2.572%	3/25/35	$3,139,058	$2,983,948	(b)(c)
Adjustable Rate Mortgage Trust, 2004-2 CB1 (1 mo. USD LIBOR + 1.150%)	3.022%	2/25/35	1,853,189	1,620,690	(b)
Adjustable Rate Mortgage Trust, 2005-05 1A1 (6 mo. USD LIBOR + 2.020%)	3.401%	9/25/35	187,420	154,371	(b)(c)
Adjustable Rate Mortgage Trust, 2005-07 2A21 (12 mo. USD LIBOR + 1.900%)	3.407%	10/25/35	488,045	456,201	(b)(c)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	2.121%	3/25/36	288,317	152,401	(b)(c)
Aegis Asset-Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	2.042%	8/25/35	3,460,000	2,876,640	(b)(c)
AFC Home Equity Loan Trust, 2003-3 1A (1 mo. USD LIBOR + 0.750%)	2.302%	10/25/30	1,227,453	1,054,478	(b)(c)(d)
American Home Mortgage Assets, 2005-2 2A1A (6 mo. USD LIBOR + 2.580%)	3.759%	1/25/36	1,016,462	860,820	(b)(c)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	2.421%	3/25/47	12,735,445	963,113	(b)(c)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	2.521%	7/25/46	2,118,524	994,125	(b)(c)(d)
Argent Securities Inc., 2006-M2 A2C (1 mo. USD LIBOR + 0.150%)	1.711%	9/25/36	2,232,363	981,153	(b)(c)
Argent Securities Inc., 2006-M2 A2D (1 mo. USD LIBOR + 0.240%)	1.801%	9/25/36	589,187	260,762	(b)(c)
Argent Securities Inc., 2006-M3 A2C (1 mo. USD LIBOR + 0.160%)	1.721%	10/25/36	3,597,241	1,657,216	(b)(c)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	3.479%	10/25/35	3,401,249	233,697	(b)(c)
Banc of America Funding Corp., 2004-B 6A1	2.137%	12/20/34	404,378	316,254	(b)(c)
Banc of America Funding Corp., 2004-C 3A1 (12 mo. USD LIBOR + 1.980%)	3.617%	12/20/34	528,537	508,994	(b)(c)
Banc of America Funding Corp., 2006-D 2A1	3.369%	5/20/36	40,220	36,619	(b)(c)
Banc of America Funding Corp., 2006-D 6A1 (12 mo. USD LIBOR + 2.300%)	3.501%	5/20/36	978,396	906,732	(b)(c)
Banc of America Funding Corp., 2006-F 1A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.776%	7/20/36	314,905	312,754	(b)(c)
Banc of America Funding Corp., 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.428%	9/26/45	3,750,000	2,957,951	(b)(c)(d)
Banc of America Funding Corp., 2015-R2 09A2	1.997%	3/27/36	4,606,784	3,915,902	(b)(c)(d)
Banc of America Funding Corp., 2015-R3 2A2	1.682%	2/27/37	2,501,762	2,096,191	(b)(c)(d)
Banc of America Funding Corp., 2015-R4 4A3	12.877%	1/27/30	9,495,164	4,563,357	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.672%	3/25/37	2,892,365	2,745,708	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.772%	3/25/37	3,521,339	3,360,495	(b)(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	3.022%	3/25/37	$1,595,392	$1,504,582	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.372%	3/25/37	688,658	650,534	(b)(c)(d)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	21,834	21,846	(c)(d)
BCAP LLC Trust, 2011-RR2 1A4 (6 mo. USD LIBOR + 2.400%)	3.757%	7/26/36	4,420,431	3,124,411	(b)(c)(d)
Bear Stearns Alt-A Trust, 2005-9 25A1 (12 mo. USD LIBOR + 1.990%)	4.191%	11/25/35	359,219	319,318	(b)(c)
Bear Stearns Asset-Backed Securities Trust, 2004-BO1 M9B (1 mo. USD LIBOR + 4.000%)	7.561%	10/25/34	538,000	526,942	(b)(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.694%	9/25/34	89,911	87,139	(b)(c)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	6.311%	10/25/27	1,070,000	1,097,193	(b)(c)(d)
Centex Home Equity Loan Trust, 2004-D MV1 (1 mo. USD LIBOR + 0.620%)	2.551%	9/25/34	901,861	905,559	(b)(c)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	211,357	171,062	(c)
Chaseflex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.879%	6/25/35	11,472,094	1,748,533	(b)(c)
Chevy Chase Mortgage Funding Corp., 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	1.682%	4/25/47	168,202	158,492	(b)(c)(d)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.944%	9/25/37	3,826,439	2,631,446	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A (1 year Treasury Constant Maturity Rate + 2.500%)	3.580%	9/25/34	104,324	105,345	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2 (3 mo. USD LIBOR + 1.110%)	2.410%	8/25/34	24,381	23,652	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2005-05 (6 mo. USD LIBOR + 2.210%)	3.558%	8/25/35	182,562	163,138	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A (12 mo. USD LIBOR + 2.070%)	3.301%	7/25/36	300,121	231,134	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2008-3 A3	6.100%	4/25/37	6,808,304	3,143,680	(c)(d)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	3.379%	6/25/35	2,290,873	182,651	(b)(c)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.336%	5/25/35	261,195	185,164	(b)(c)
Countrywide Alternative Loan Trust, 2005-36 4A1 (12 mo. USD LIBOR + 1.900%)	3.285%	8/25/35	525,402	490,445	(b)(c)
Countrywide Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	2.121%	10/25/35	135,031	108,773	(b)(c)
Countrywide Alternative Loan Trust, 2006-HY10 1A1 (12 mo. USD LIBOR + 1.870%)	2.924%	5/25/36	400,653	344,323	(b)(c)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	114,311	82,478	(c)
Countrywide Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	21.917%	9/25/37	666,602	888,132	(b)(c)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	179,444	185,895	(c)
Countrywide Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	1.732%	6/25/47	1,679,188	1,439,033	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	$56,155	$56,079	(b)(c)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	900	900	(b)(c)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.891%	7/25/36	711,260	669,720	(b)(c)(d)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1 (1 mo. USD LIBOR + 0.550%)	2.171%	5/25/47	691,020	484,593	(b)(c)(d)
Countrywide Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	1.840%	2/15/34	103,784	93,582	(b)(c)
Countrywide Home Loans, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	2.221%	3/25/35	56,893	53,044	(b)(c)
Countrywide Home Loans, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR + 19.525%)	15.068%	10/25/35	22,903	26,545	(b)(c)
Countrywide Home Loans, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	3.479%	2/20/36	174,423	162,801	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1 (1 mo. USD LIBOR + 0.640%)	2.261%	3/25/35	94,382	93,169	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1 (1 mo. USD LIBOR + 0.600%)	2.221%	5/25/35	114,457	106,917	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.495%	4/25/35	532,878	417,373	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1 (12 mo. USD LIBOR + 2.070%)	3.631%	2/20/36	205,453	195,329	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	60,319	63,680	(c)(d)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	352,700	316,918	(c)
Credit Suisse Mortgage Trust, 2010-18R 6A5 (6 mo. USD LIBOR + 1.930%)	3.506%	9/28/36	2,133,000	1,980,139	(b)(c)(d)
Credit Suisse Mortgage Trust, 2014-11R 09A2 (1 mo. USD LIBOR + 0.140%)	1.692%	10/27/36	4,453,765	2,884,276	(b)(c)(d)
Credit Suisse Mortgage Trust, 2015-02R 7A2	3.169%	8/27/36	3,720,760	3,295,920	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B1	3.088%	7/25/57	3,052,442	2,179,279	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B2	3.088%	7/25/57	3,501,991	1,868,515	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B3	3.088%	7/25/57	2,977,486	1,317,835	(b)(c)(d)
Credit Suisse Mortgage Trust, 2017-RPL1 B4	3.088%	7/25/57	3,410,036	638,171	(b)(c)(d)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.220%)	2.061%	9/25/36	4,134,917	712,500	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 2PO, PO	0.000%	4/15/36	37,712	28,813	(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS1, IO	7.874%	4/15/36	350,161	60,997	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS2, IO	13.419%	4/15/36	333,694	94,888	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS1, IO	8.853%	4/15/36	92,019	18,744	(b)(c)(d)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS3, IO	6.354%	4/15/36	335,507	54,115	(b)(c)(d)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	2.071%	12/25/42	134,660	134,811	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,676,144	1,069,537	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.910%	9/25/55	$29,911,166	$3,386,094	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	237,753,918	863,522	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,953,995	1,042,305	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.990%	8/25/56	19,954,897	2,200,945	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,170,000	1,148,706	(b)(c)(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	565,599,490	2,140,794	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	11.828%	10/25/28	499,099	690,550	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	12.578%	12/25/28	1,038,312	1,467,206	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	9.929%	3/25/29	1,589,620	1,933,952	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	11.329%	7/25/29	2,669,470	2,785,458	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	12.578%	10/25/29	1,789,858	2,010,517	(b)(c)
Federal National Mortgage Association (FNMA), 2012-134, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.529%	12/25/42	4,405,788	748,262	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	13.078%	8/25/28	1,888,579	2,789,535	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	13.578%	9/25/28	2,353,673	3,528,843	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	13.078%	10/25/28	1,663,627	2,434,630	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.579%	1/25/29	2,639,016	3,600,620	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.579%	4/25/29	4,250,000	5,436,346	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	4.929%	1/25/30	1,320,000	1,323,303	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1 (6 mo. USD LIBOR + 1.880%)	3.005%	8/25/35	793,773	719,221	(b)(c)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	118,638	87,293	(c)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.341%	10/25/35	420,620	404,160	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.261%	3/20/23	$58,057	$58,208	(b)(c)(d)
GSAA Home Equity Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	3.379%	4/25/35	2,792,793	325,419	(b)(c)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	67,673	76,999	(c)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	463,224	487,537	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	74,665	80,395	(c)(d)
GSR Mortgage Loan Trust, 2005-AR4 2A1 (12 mo. USD LIBOR + 2.000%)	3.867%	7/25/35	288,800	259,082	(b)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.021%	10/25/46	1,635,220	1,553,827	(b)(c)(d)
HarborView Mortgage Loan Trust, 2006-02 (6 mo. USD LIBOR + 2.370%)	3.621%	2/25/36	34,947	26,560	(b)(c)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	2.121%	5/25/36	3,500,000	88,941	(b)(c)
Homestar Mortgage Acceptance Corp., 2004-3 M3 (1 mo. USD LIBOR + 1.600%)	3.961%	7/25/34	683,956	672,965	(b)(c)
Homestar Mortgage Acceptance Corp., 2004-6 M7 (1 mo. USD LIBOR + 1.950%)	3.571%	1/25/35	1,132,859	1,068,548	(b)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1 (12 mo. USD LIBOR + 2.300%)	3.809%	1/25/37	185,232	155,147	(b)(c)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	2.341%	10/25/34	375,612	370,259	(b)(c)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1 (1 year Treasury Constant Maturity Rate + 2.370%)	3.192%	1/25/36	102,014	95,209	(b)(c)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1 (1 year Treasury Constant Maturity Rate + 2.370%)	2.945%	1/25/35	79,449	75,678	(b)(c)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2 (6 mo. USD LIBOR + 2.230%)	3.335%	9/25/35	86,403	81,884	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1 (12 mo. USD LIBOR + 2.300%)	3.472%	5/25/36	346,351	311,584	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3 (12 mo. USD LIBOR + 2.330%)	3.325%	6/25/36	488,389	479,160	(b)(c)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1 (6 mo. USD LIBOR + 2.080%)	3.593%	6/25/36	499,852	467,361	(b)(c)
JPMorgan Alternative Loan Trust, 2007-A1 3A1 (12 mo. USD LIBOR + 2.160%)	3.120%	3/25/37	481,487	450,674	(b)(c)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,041,682	898,017	(c)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	121,057	122,983	(c)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	38,792	39,835	(c)
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	2.121%	8/25/37	2,991,015	1,858,358	(b)(c)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	3.779%	7/25/36	7,144,187	1,482,592	(b)(c)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	3.729%	11/25/36	6,218,407	893,141	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	1.741%	11/25/36	$3,191,918	$2,252,582	(b)(c)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.529%	11/25/36	5,634,519	1,299,571	(b)(c)
Lehman Mortgage Trust, 2007-1 2A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	5.009%	2/25/37	11,167,660	2,782,162	(b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	1.891%	6/25/37	3,290,085	986,553	(b)(c)
Lehman XS Trust, 2005-9N 1A1 (1 mo. USD LIBOR + 0.270%)	1.831%	2/25/36	1,092,461	1,043,089	(b)(c)
Lehman XS Trust, 2006-14N 3A2 (1 mo. USD LIBOR + 0.240%)	1.801%	8/25/36	1,597,068	1,512,335	(b)(c)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	1.731%	12/25/36	822,238	958,884	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1 (12 mo. USD LIBOR + 2.400%)	3.698%	10/25/34	99,337	97,397	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.570%	2/25/36	32,780	31,803	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.771%	4/25/46	309,952	268,628	(b)(c)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	2,179,579	(c)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	907,905	880,287	(c)(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	184,559	183,861	(c)(d)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	76,641	79,130	(c)(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1 (12 mo. USD LIBOR + 1.960%)	3.563%	3/25/36	727,231	566,104	(b)(c)
Morgan Stanley Capital Inc., 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	4.321%	10/25/33	96,019	94,889	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2 (12 mo. USD LIBOR + 2.030%)	3.760%	8/25/34	224,789	224,540	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1 (6 mo. USD LIBOR + 1.930%)	3.360%	9/25/34	3,539,704	1,872,960	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.070%)	1.631%	6/25/36	263,930	112,584	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3 (1 mo. USD LIBOR + 0.230%)	1.791%	2/25/37	2,158,271	1,146,191	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1 (12 mo. USD LIBOR + 2.080%)	3.093%	11/25/37	794,432	723,436	(b)(c)
Morgan Stanley Re-remic Trust, 2015-R2 1B (12 mo. Monthly Treasury Average Index + 0.710%)	1.842%	12/26/46	953,897	733,317	(b)(c)(d)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	2.686%	11/25/34	654,113	660,439	(b)(c)
Nomura Resecuritization Trust, 2014-5R 1A9	8.540%	6/26/35	1,814,509	1,759,644	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.449%	9/25/34	1,367,983	1,339,695	(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,644,660	1,932,954	(c)(d)
Provident Bank Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	2.092%	8/25/31	991,183	868,468	(b)(c)
RAAC Series, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.161%	5/25/36	439,563	433,064	(b)(c)(d)
RBSGC Mortgage Pass-Through Certificates, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	1.911%	1/25/37	3,228,006	1,411,201	(b)(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	576,260	444,984	(c)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,099,107	1,574,894	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	$2,582,571	$1,279,477	(c)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	212,620	(c)
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,914,212	1,004,809	(c)
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,219,894	1,591,565	(c)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,561,718	877,026	(c)
Residential Accredit Loans Inc., 2005-QA3 CB4 (6 mo. USD LIBOR + 2.110%)	3.846%	3/25/35	1,746,158	1,169,514	(b)(c)
Residential Accredit Loans Inc., 2006-QA01 A11 (12 mo. USD LIBOR + 2.210%)	3.945%	1/25/36	489,276	413,323	(b)(c)
Residential Accredit Loans Inc., 2006-QA04 A (1 mo. USD LIBOR + 0.180%)	1.741%	5/25/36	376,840	344,868	(b)(c)
Residential Accredit Loans Inc., 2006-QO2 A2 (1 mo. USD LIBOR + 0.270%)	2.161%	2/25/46	4,060,133	1,849,215	(b)(c)
Residential Accredit Loans Inc., 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	1.691%	2/25/37	294,247	284,720	(b)(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	726,250	719,612	(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	104,299	78,158	(c)
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	485,751	411,986	(c)
Residential Asset Securitization Trust, 2005-A07 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	5.629%	6/25/35	2,024,676	456,232	(b)(c)
Residential Asset Securitization Trust, 2005-A13 1A3 (1 mo. USD LIBOR + 0.470%)	2.091%	10/25/35	136,689	121,311	(b)(c)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	2.121%	4/25/36	1,782,673	970,939	(b)(c)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.879%	4/25/36	3,694,660	593,092	(b)(c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	293,775	265,775	(c)
Residential Funding Mortgage Securities I, 2005-SA3 1A (12 mo. USD LIBOR + 1.990%)	3.629%	8/25/35	1,378,649	1,095,095	(b)(c)
Residential Funding Mortgage Securities I, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	3.779%	9/25/36	5,400,070	535,249	(b)(c)
Residential Funding Mortgage Securities I, 2006-SA2 4A1 (12 mo. USD LIBOR + 2.360%)	4.955%	8/25/36	269,628	236,181	(b)(c)
Residential Funding Mortgage Securities I, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.879%	6/25/37	2,398,451	206,393	(b)(c)
Residential Funding Mortgage Securities I, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	2.121%	6/25/37	2,398,451	2,014,221	(b)(c)
Residential Funding Mortgage Securities II, 2004-HS1 AI6	3.640%	3/25/34	279	279	(b)(c)
Residential Funding Mortgage Securities II, 2005-HI2 M7	6.310%	5/25/35	163,523	163,890	(c)
Structured ARM Loan Trust, 2004-07 A3 (1 mo. USD LIBOR + 0.735%)	2.356%	6/25/34	152,375	148,317	(b)(c)
Structured ARM Loan Trust, 2004-18 1A2 (6 mo. USD LIBOR + 2.000%)	3.424%	12/25/34	437,459	424,309	(b)(c)
Structured ARM Loan Trust, 2005-04 1A1 (6 mo. USD LIBOR + 2.060%)	3.428%	3/25/35	183,130	160,568	(b)(c)
Structured ARM Loan Trust, 2005-04 5A (12 mo. USD LIBOR + 2.000%)	3.945%	3/25/35	140,927	142,130	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Structured ARM Loan Trust, 2005-07 1A3 (6 mo. USD LIBOR + 2.000%)	3.481%	4/25/35	$93,001	$91,466	(b)(c)
Structured ARM Loan Trust, 2005-6XS M2 (1 mo. USD LIBOR + 1.155%)	2.776%	3/25/35	706,161	772,288	(b)(c)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	5.079%	9/25/34	297,405	298,923	(b)(c)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	1.781%	5/25/46	666,388	391,040	(b)(c)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	1.911%	3/25/35	67,746	60,727	(b)(c)(d)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,823,914	1,826,611	(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2 (12 mo. USD LIBOR + 1.940%)	3.705%	10/20/35	38,738	38,539	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-08 1A6 (-3.6667 x 1 mo. USD LIBOR + 23.283%)	17.341%	10/25/35	275,180	316,570	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-09 5A4 (-7.3333 x 1 mo. USD LIBOR + 35.933%)	24.048%	11/25/35	83,685	113,829	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	2.521%	11/25/35	172,307	141,542	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.111%	10/25/45	301,041	297,539	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	2.101%	11/25/45	1,762,880	1,291,578	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	2.021%	11/25/45	1,361,299	990,128	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	2.416%	1/25/45	1,998,572	1,325,801	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	1.661%	12/25/36	488,163	361,212	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR15 2A1B (11th District Cost of Funds + 1.500%)	2.232%	11/25/46	1,011,988	591,819	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR16 2A2 (12 mo. USD LIBOR + 1.470%)	2.936%	12/25/36	295,580	268,694	(b)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.839%	3/25/37	3,901,502	361,136	(b)(c)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR2 2A2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.907%	3/25/35	82,173	84,070	(b)(c)
Wells Fargo Mortgage-Backed Securities Trust, 2006-2 1A4 (-2.7500 x 1 mo. USD LIBOR + 19.388%)	14.931%	3/25/36	1,296,919	1,475,156	(b)(c)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $170,804,755)				189,118,054

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - 23.2%
Access Group Inc., 2004-A B1 (28 day Auction Rate Security)	1.699%	7/1/39	$1,400,000	$1,346,565	(b)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A B	3.330%	3/20/24	740,000	726,701	(c)(d)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A C	4.170%	3/20/24	430,000	425,202	(c)(d)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	3,656,000	1,342,308	(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-B A	6.530%	10/15/28	623,103	648,186	(b)(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-C M1	7.510%	1/15/29	4,149,071	3,507,676	(b)(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1999-A A3	5.980%	3/15/29	297,904	309,743	(b)(c)
Carlyle Global Market Strategies, 2015-2A D (3 mo. USD LIBOR + 5.300%)	6.675%	4/27/27	1,250,000	1,250,931	(b)(c)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.363%	4/20/29	1,900,000	1,930,846	(b)(c)(d)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	1,832,304	1,893,466	(b)(c)
CreditShop Credit Card Co., LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	9.244%	10/15/22	3,615,270	3,632,894	(b)(c)(d)
CWABS Asset-Backed Certificates Trust, 2005-11 MF1	4.537%	2/25/36	2,000,000	1,855,630	(b)
Dryden Senior Loan Fund, 2015-40A E (3 mo. USD LIBOR + 5.950%)	7.366%	8/15/28	1,300,000	1,303,260	(b)(c)(d)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	287,724	201,448	(c)(d)
GoldenTree Loan Opportunities Ltd., 2015-10A E2 (3 mo. USD LIBOR + 5.200%)	6.563%	7/20/27	1,250,000	1,250,016	(b)(c)(d)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	225,000	225,164	(b)(c)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	5.088%	3/13/32	350,000	350,245	(b)(c)
Greenwich Capital Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	512,336
Hertz Vehicle Financing LLC, 2015-2A D	4.930%	9/25/19	1,500,000	1,502,723	(c)(d)
Neuberger Berman CLO Ltd., 2015-19A D (3 mo. USD LIBOR + 5.250%)	6.609%	7/15/27	2,000,000	2,000,000	(b)(c)(d)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	2,541,803	2,413,742
Origen Manufactured Housing, 2006-A A2	3.535%	10/15/37	1,437,476	1,349,973	(b)(c)
Origen Manufactured Housing, 2007-A A2	4.072%	4/15/37	1,357,430	1,252,159	(b)(c)
Origen Manufactured Housing, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	2.788%	10/15/37	2,872,962	2,780,162	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	2.251%	11/25/35	2,169,467	1,715,171	(b)(c)
Residential Asset Securitization Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 2.025%)	3.646%	4/25/34	961,062	769,955	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.895%	3/25/44	1,940,000	1,873,400	(b)
Small Business Administration Participation Certificates, 2018-20A 1	2.920%	1/1/38	250,000	246,253
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	3,740,344	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	$700	$610,930	(d)
Soundview Home Equity Loan Trust, 2005-1 M6 (1 mo. USD LIBOR + 1.950%)	3.571%	4/25/35	1,330,819	1,257,541	(b)(c)
Structured Asset Securities Corp., 2007-BC1 M1 (1 mo. USD LIBOR + 0.230%)	1.782%	2/25/37	3,085,729	2,312,000	(b)
TES LLC, 2017-1A B	7.740%	10/20/47	1,500,000	1,448,571	(c)(d)
Treman Park CLO Ltd., 2015-1A E (3 mo. USD LIBOR + 6.200%)	7.563%	4/20/27	1,800,000	1,802,214	(b)(c)(d)
Upgrade Pass-Through Trust	7.000%	3/15/24	388,946	388,946	(d)(e)
Upgrade Pass-Through Trust	16.537%	5/15/24	400,000	400,000	(d)(e)
Upgrade Pass-Through Trust	13.318%	12/27/27	469,854	469,854	(d)(e)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.325%	6/7/30	600,000	609,381	(b)(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $49,947,546)				51,655,936

			FACE AMOUNT
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 32.3%
BAMLL Commercial Mortgage Securities Trust, 2014-FL1 E (1 mo. USD LIBOR + 5.500%)	3.571%	12/15/31	2,980,000	2,867,220	(b)(c)(d)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.676%	4/10/49	1,311,701	872,291	(b)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	213,044	126,403	(b)(c)
Citigroup Commercial Mortgage Trust, 2014-GC21 D	4.835%	5/10/47	2,000,000	1,770,962	(b)(c)(d)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,000,000	1,153,764	(c)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 E	4.153%	4/10/48	2,950,000	2,002,245	(b)(c)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 F	4.153%	4/10/48	1,410,000	709,501	(b)(c)(d)
Citigroup Commercial Mortgage Trust, 2015-SHP2 F (1 mo. USD LIBOR + 5.200%)	6.788%	7/15/27	1,000,000	1,011,446	(b)(d)
Commercial Mortgage Trust, 2013-CR09 E	4.254%	7/10/45	3,500,000	2,312,142	(b)(c)(d)
Commercial Mortgage Trust, 2013-CR12 E	5.079%	10/10/46	110,000	80,459	(b)(c)(d)
Commercial Mortgage Trust, 2014-LC17 D	3.687%	10/10/47	2,300,000	1,712,738	(c)(d)
Commercial Mortgage Trust, 2015-CR25 D	3.796%	8/10/48	100,000	82,645	(b)(c)
Commercial Mortgage Trust, 2015-CR25 E	4.546%	8/10/48	3,000,000	2,000,970	(b)(c)(d)
Commercial Mortgage Trust, 2015-CR25 F	4.546%	8/10/48	1,400,000	687,847	(b)(c)(d)
Credit Suisse Mortgage Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	15.039%	7/27/36	719,471	873,275	(b)(c)(d)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,387,149	1,143,357	(c)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	855,873	832,205	(b)(c)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,354,228	(c)(d)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	2,969,547	2,976,172	(c)(d)
Credit Suisse Mortgage Trust, 2016-MFF E (1 mo. USD LIBOR + 6.000%)	7.560%	11/15/33	1,500,000	1,514,053	(b)(d)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	8.854%	7/15/32	3,300,000	3,295,585	(b)(c)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,460,636	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.725%	9/25/41	10,200,000	802,154	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
GE Business Loan Trust, 2005-1A D (1 mo. USD LIBOR + 2.720%)	4.197%	6/15/33	$436,757	$416,283	(b)(c)(d)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.008%	5/15/34	110,746	103,031	(b)(c)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	946,241	838,349	(b)(c)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	118,821	112,121	(c)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.814%	8/10/45	3,209,657	1,487,089	(b)(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.936%	8/10/46	320,000	243,550	(b)(c)(d)
GS Mortgage Securities Trust, 2015-GS1 D	3.268%	11/10/48	2,500,000	2,091,326	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.272%	8/15/48	550,000	433,996	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	708,535	579,908	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,890,000	1,389,029	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000	180,538	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	580,000	480,873	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.797%	2/12/49	1,464,596	1,061,100	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.134%	2/15/51	345,353	339,191	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	2,650,000	637,573	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.475%	10/15/19	1,900,000	1,912,326	(b)(c)(d)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.449%	7/15/40	1,359,000	1,394,680	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	159,838	122,318	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	813,057	671,537	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.079%	9/12/49	103,715	85,662	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	750,000	449,437	(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.679%	10/15/48	2,000,000	1,425,800	(b)(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.679%	10/15/48	900,000	515,847	(b)(c)(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	47,118	47,177	(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.363%	12/12/49	1,422,535	1,286,730	(b)(c)
Motel 6 Trust, 2017-MTL6 F (1 mo. LIBOR + 4.250%)	5.838%	8/15/34	987,651	999,384	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	7.900%	11/11/34	3,000,000	3,000,576	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR +9.800%)	11.350%	11/11/34	2,000,000	2,000,340	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.894%	5/10/63	3,130,000	2,085,798	(b)(c)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.894%	5/10/63	5,510,000	2,556,392	(b)(c)(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	182,807	182,547	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.011%	2/15/51	2,000,000	1,992,875	(b)
Waldorf Astoria Boca Raton Trust, 2016-BOCA F (1 mo. USD LIBOR + 5.500%)	7.088%	6/15/29	1,500,000	1,504,466	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	$260,000	$174,183	(c)(d)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.764%	11/15/48	2,000,000	1,284,918	(b)(c)(d)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.619%	9/15/48	400,000	329,988	(b)(c)
WF-RBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	3,870,000	3,288,056	(b)(c)(d)
WF-RBS Commercial Mortgage Trust, 2012-C9 E	4.952%	11/15/45	3,500,000	2,815,001	(b)(c)(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $77,658,473)				72,162,293

CORPORATE BONDS & NOTES - 0.3%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	479,444	532,156	(c)(d)

FINANCIALS - 0.1%
Insurance - 0.1%
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.811%	2/12/23	218,717	221,451	(b)(d)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	45,494	60,507	(d)

TOTAL FINANCIALS				281,958

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	26,036	26,833	(c)(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $768,840)				840,947

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $299,179,614)				313,777,230

			SHARES
SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $11,743,243)	1.615%		11,743,243	11,743,243

TOTAL INVESTMENTS - 145.9% (Cost - $310,922,857)				325,520,473
Liabilities in Excess of Other Assets - (45.9)%				(102,450,878)

TOTAL NET ASSETS - 100.0%				$223,069,595

(a)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is valued using significant unobservable inputs (See Note 1).

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 2-Year Notes	8	6/18	$1,700,944	$1,700,875	$69
U.S. Treasury 5-Year Notes	14	6/18	1,595,647	1,602,453	(6,806)
U.S. Treasury 10-Year Notes	147	6/18	17,642,032	17,807,672	(165,640)

Net unrealized depreciation on open futures contracts					$(172,377)

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	55,341	USD	67,670	Barclays Bank PLC	4/19/18	$496

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At March 31, 2018, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse	1,263,262	EUR	4/20/20	3-month EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%(a), due 4/20/20, quarterly	—	$1,375	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

(a)	Variable rate security. Interest rate disclosed is of the most recent information available.

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Swap contract is valued using significant unobservable inputs (See Note 1).

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:

EUR	— Euro
EURIBOR	— Euro Interbank Offer Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$187,969,348	$1,148,706	$189,118,054
Asset-Backed Securities	—	50,397,136	1,258,800	51,655,936
Commercial Mortgage-Backed Securities	—	72,162,293	—	72,162,293
Corporate Bonds & Notes	—	840,947	—	840,947

Total Long-Term Investments	—	311,369,724	2,407,506	313,777,230

Short-Term Investments†	$11,743,243	—	—	11,743,243

Total Investments	11,743,243	311,369,724	2,407,506	325,520,473

Other Financial Instruments:
OTC Total Return Swaps	—	—	1,375	1,375
Futures Contracts	69	—	—	69
Forward Foreign Currency Contracts	—	496	—	496

Total Other Financial Instruments	69	496	1,375	1,940

Total	$11,743,312	$311,370,220	$2,408,881	$325,522,413

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$172,446	—	—	$172,446

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	RESIDENTIAL MORTGAGE- BACKED SECURITIES	ASSET-BACKED SECURITIES	SENIOR LOANS	OTC TOTAL RETURN SWAPS	TOTAL
Balance as of December 31, 2017	$1,142,944	$504,382	$3,000,000	$(2,595)	$4,644,731
Accrued premiums/discounts	12	(91)	—	—	(79)
Realized gain (loss)	—	(370)	—	502	132
Change in unrealized appreciation (depreciation)[1]	5,750	(11,826)	—	3,970	(2,106)
Purchases	—	807,905	—	—	807,905
Sales	—	(41,200)	(3,000,000)	(502)	(3,041,702)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of March 31, 2018	$1,148,706	$1,258,800	—	$1,375	$2,408,881

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2018[1]	$5,750	$(11,826)	—	$3,970	$(2,106)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018